N-CSR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09277

VIKING MUTUAL FUNDS

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: June 29, 2012

Item 1. REPORT TO SHAREHOLDERS

[Logo]

VIKING MUTUAL FUNDS

Viking Tax-Free Fund for Montana
Viking Tax-Free Fund for North Dakota

Semi-Annual Report
June 29, 2012

Investment Adviser Viking Fund Management, LLC PO Box 500 Minot, ND 58702	Principal Underwriter Integrity Funds Distributor, LLC* PO Box 500 Minot, ND 58702
Transfer Agent Integrity Fund Services, LLC PO Box 759 Minot, ND 58702	Custodian Wells Fargo Bank, N.A. Trust & Custody Solutions 801 Nicollet Mall, Suite 700 Minneapolis, MN 55479

*The Funds are distributed through Integrity Funds Distributor, LLC. Member FINRA

VIKING TAX-FREE FUND FOR MONTANA
VIKING TAX-FREE FUND FOR NORTH DAKOTA

DEAR SHAREHOLDERS:

Enclosed is the report of the operations for the Viking Tax-Free Fund for Montana ("Tax-Free Fund for MT") and Viking Tax-Free Fund for North Dakota ("Tax-Free Fund for ND") (each a "Fund") for the six months ended June 29, 2012. Each Fund's portfolio and related financial statements are presented within for your review.

Economic Recap

The U.S. economy has continued to recover, but economic activity appears to have decelerated somewhat during the first half of this year. Conditions in the labor market improved during the latter part of 2011 and early this year, with the unemployment rate falling about a percentage point over that period. However, after running at nearly 200,000 per month during the fourth and first quarters, the average increase in employment shrank to 75,000 per month during the second quarter of 2012. Consumer spending has continued to advance, but recent data indicate a somewhat slower rate of growth in the second quarter. Although declines in energy prices are now providing some support to consumers' purchasing power, households remain concerned about their employment and income prospects and their overall level of confidence remains relatively low. We have seen modest signs of improvement in housing. Because of historically low mortgage rates, both new and existing home sales have been gradually trending upward and some measures of house prices have turned up recently. Slowing growth in production and capital investment appears to reflect economic stresses in Europe, which, together with some cooling in the economies of other trading partners, is restraining the demand for U.S. exports. Given the slowing economic growth, the Fed stated that "further policy stimulus likely would be necessary to promote satisfactory growth in employment and to ensure that the inflation rate would be at the Committee's goal."

Municipal Bond Market Recap

On the heels of a stellar total return performance in 2011, the municipal market entered 2012 with a full head of steam...and very little new issue supply to satisfy demand. Accelerating demand further was the Fed's late January announcement that the fed funds rate would remain at "exceptionally low levels" through late 2014. With new issue supply still depressed in early February, the municipal market continued its strength until an outsized week of primary issuance in early March ended the run and sharply reversed much of the prior municipal price gains amid a relatively stable UST market. Shortly thereafter, a downturn in USTs amplified the price declines in municipals, vaulting 10-year benchmark municipal yields over 65 basis points higher during the course of just a few weeks. What followed this correction was a generally steady pace of price advances driven by consistently robust weekly mutual fund inflows amid constrained net new bond supply. Although primary market supply is indeed higher year-over-year by a striking 65%, the data masks the reality that the majority of issuance has been for refunding purposes and does not add to net available bond supply.

Fund Performance and Outlook

Tax-Free Fund for MT and Tax-Free Fund for ND provided a total return of 2.23%* and 2.18%*, respectively (at net asset value with distributions reinvested) for the six months ended June 29, 2012, compared to the Funds' benchmark, the Barclays Capital Municipal Bond Index which returned 3.66%.

The first quarter of 2012 was volatile with a significant decline in yields and increase in prices in January and early February resulting in a moderate increase in each Fund's share price. From early February through March, however, municipal yields rose with a resulting decrease in prices and each Fund's share price as supply briefly expanded and U.S. Treasury prices fell.

The second quarter was more stable finishing with lower yields as robust muni fund inflows amid constrained net new muni bond supply drove muni prices as well as the Funds' share prices higher.

As we enter the second half of the year, it is our opinion we will remain in a low interest rate environment for some time. As uncertainty persists domestically and abroad, flight to safety seems to remain an investor's security blanket. We remain optimistic that more money may flow into municipal bonds due to the "safe haven" bid that the tax-exempt municipal market should maintain due to its credit resiliency. In addition, slow growth in the domestic economy, coupled with the downside risks from Europe should continue to foster a low interest rate environment. Although the limitations of monetary policy are becoming increasingly apparent, the Fed appears biased to provide further stimulus in 2012, as the gridlocked U.S. political system seems incapable of producing long-term oriented pro-growth legislation prior to the elections. This, combined with the positive muni market fundamentals of robust fund inflows and constrained net new supply, should bode well for munis in the second half of 2012.

Despite the continued scarcity of Montana and North Dakota municipal bonds throughout the period, each Fund was able to obtain an adequate supply of investment grade bonds of various maturities. Each Fund may also invest in non-rated bonds should we deem they are of investment grade equivalent. We remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among investment grade issues of varying maturities. The highest level of current income that is exempt from federal and each Fund's state income taxes and is consistent with preservation of capital remains the investment objective of each Fund.

Finally, we recommend that shareholders view their investment in each Fund as a long-term investment. As difficult as they may be, periods of panic (and euphoria) tend to be transitory in nature and it's the long-term investors that may be rewarded with the long-term benefits of tax-free income and relatively low volatility that muni bonds have provided for decades.

If you would like more frequent updates, please visit the Fund's website at www.integrityvikingfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Shannon Radke

Senior Portfolio Manager

The views expressed are those of Shannon Radke, President and Senior Portfolio Manager with Viking Fund Management, LLC ("Viking Fund Management", "VFM", or the "Adviser"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity Viking family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance. For Tax-Free Fund for MT and Tax-Free Fund for ND, the total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 1.25% and 1.35%, respectively. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 0.96% and 0.96%, respectively.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

Bond prices and therefore the value of bond funds decline as interest rates rise. Because the Fund invests in securities of a single state, the Fund is more susceptible to factors adversely impacting the respective state than a municipal bond fund that does not concentrate its securities in a single state.

For investors subject to the alternative minimum tax, a portion of the Fund's dividends may be taxable. Distributions of capital gains are generally taxable.

VIKING TAX-FREE FUND FOR MONTANA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Viking Tax-Free Fund for Montana without Sales Charge	Viking Tax-Free Fund for Montana with Maximum Sales Charge	Barclays Capital Municipal Bond Index
12/31/01	$10,000	$9,625	$10,000
12/31/02	$10,992	$10,579	$10,960
12/31/03	$11,480	$11,049	$11,543
12/31/04	$11,945	$11,497	$12,059
12/30/05	$12,179	$11,722	$12,485
12/29/06	$12,685	$12,208	$13,090
12/31/07	$13,060	$12,570	$13,531
12/31/08	$12,451	$11,984	$13,197
12/31/09	$13,942	$13,418	$14,901
12/31/10	$14,211	$13,678	$15,254
12/30/11	$15,840	$15,246	$16,885
6/29/12	$16,194	$15,586	$17,503

Average Annual Total Returns for the periods ending June 29, 2012

	1 year	3 year	5 year	10 year	Since Inception (August 3, 1999)
Without sales charge	8.79%	6.98%	4.98%	4.48%	4.59%
With sales charge (3.75%)	4.76%	5.63%	4.19%	4.08%	4.28%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PERFORMANCE (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the Barclays Capital Municipal Bond Index

	Viking Tax-Free Fund for North Dakota without Sales Charge	Viking Tax-Free Fund for North Dakota with Maximum Sales Charge	Barclays Capital Municipal Bond Index
12/31/01	$10,000	$9,625	$10,000
12/31/02	$11,009	$10,596	$10,960
12/31/03	$11,515	$11,083	$11,543
12/31/04	$11,948	$11,500	$12,059
12/30/05	$12,216	$11,758	$12,485
12/29/06	$12,798	$12,318	$13,090
12/31/07	$13,152	$12,659	$13,531
12/31/08	$12,510	$12,041	$13,197
12/31/09	$14,233	$13,699	$14,901
12/31/10	$14,443	$13,902	$15,254
12/30/11	$15,991	$15,392	$16,885
6/29/12	$16,340	$15,728	$17,503

Average Annual Total Returns for the periods ending June 29, 2012

	1 year	3 year	5 year	10 year	Since Inception (August 3, 1999)
Without sales charge	8.29%	6.40%	5.08%	4.53%	4.71%
With sales charge (3.75%)	4.26%	5.06%	4.28%	4.13%	4.40%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table and graph above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities to match the index. If they could, transaction costs and other expenses would be incurred. All Fund and benchmark returns include reinvested dividends.

VIKING TAX-FREE FUND FOR MONTANA

PORTFOLIO MARKET SECTORS June 29, 2012 (unaudited)

Health Care	25.5%
Transportation	16.0%
Education	15.5%
Other Revenue	14.6%
General Obligation	13.0%
Utilities	8.6%
Housing	5.1%
Cash Equivalents and Other	1.7%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS June 29, 2012 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (98.3%)

Education (15.5%)
Gallatin Cnty MT Sch Dist #44 Belgrade GO 3.500% 06/15/28	$575,000	$615,796
Manhattan MT Sch Dist #3 Sch Bldg 3.000% 7/1/28	160,000	163,472
Manhattan MT Sch Dist #3 Sch Bldg 3.000% 7/1/32	200,000	198,800
*MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/21	750,000	799,695
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 5.000% 11/15/18	260,000	285,654
MT St Brd Regt Higher Ed Rev Ref (MT St Univ) 4.500% 11/15/25	770,000	831,007
MT St Brd of Rgts Hgr Ed Rev Facs Impt - MT St Univ 5.000% 11/15/23	500,000	603,595
MT St Brd of Rgts Hgr Ed Rev Facs Impt - MT St Univ 5.000% 11/15/24	750,000	904,530
MT St Brd of Regt Higher Ed Rev Facs Impt - MT St Univ 5.000% 11/15/25	500,000	596,800
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 5/15/25	2,250,000	2,509,492
MT St Brd Regt Higher Ed Univ of Mont Ref Rev 4.000% 5/15/26	1,145,000	1,242,325
*Univ of MT Univ Revs Facs Acq & Imp Ser C 5.000% 11/15/17	140,000	156,972
Univ of MT Univ Revs Higher Ed Facs Impt Ser D 5.375% 05/15/19	370,000	428,112
Univ of PR 5.000% 06/01/17	1,000,000	1,059,840
		10,396,090
General Obligation (13.0%)
Bozeman MT 4.950% 07/01/20	170,000	170,053
Butte Silver Bow City & Cnty GO 3.250% 07/01/22	765,000	799,800
Flathead Cnty MT High Sch Dist #44 (Whitefish) G.O. 3.000% 7/1/26	665,000	687,085
Flathead Cnty MT High Sch Dist #44 (Whitefish) G.O. 3.000% 7/1/27	765,000	783,620
Flathead Cnty MT High Sch Dist #44 (Whitefish) G.O. 3.000% 7/1/29	1,400,000	1,416,898
Sch Dist No 54 (Marion) Flathead Cnty Gen Oblig Sch Bldg 3.000% 07/01/26	125,000	128,817
Sch Dist No 54 (Marion) Flathead Cnty Gen Oblig Sch Bldg 3.000% 07/01/32	185,000	183,890
Gallatin Cnty MT High Sch Dist No 7 (Bozeman) Sch Bldg GO 4.250% 06/01/23	95,000	102,714
Glacier Cnty Sch Dist No 15 (Cut Bk) MT GO 2.625% 07/01/26	395,000	398,282
Glacier Cnty Sch Dist No 15 (Cut Bk) MT GO 3.000% 07/01/29	125,000	126,617
Glacier Cnty Sch Dist No 15 (Cut Bk) MT GO 3.125% 07/01/30	150,000	152,776
MT St Drinking Wtr Revolving Fd 4.200% 07/15/20	150,000	150,010
PR Comwlth Pub Impt Ser A 5.000% 07/01/21	755,000	809,783
PR Comwlth Pub Impt Ref 6.000% 07/01/27	600,000	660,804
PR Comwlth Pub Impt Ref - Ser A 5.375% 07/01/25	750,000	827,310
PR Comwlth Pub Impt Ref - Ser A 5.250% 07/01/24	750,000	816,127
Ravalli Cnty MT GO 4.250% 07/01/27	150,000	162,058
Ravalli Cnty MT GO 4.350% 07/01/28	155,000	166,809
Ravalli Cnty MT GO 4.400% 07/01/29	165,000	177,119
		8,720,572
Health Care (25.5%)
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.500% 06/01/16	250,000	257,615
MT Fac Fin Auth Health Care Facs Rev Ref-Dev Ctr Proj 4.750% 06/01/19	170,000	174,391
MT Fac Fin Auth Health Care Facs Rev Childrens Home 4.550% 01/01/17	250,000	267,872
MT Fac Fin Auth Health Master Ln Pg NE MT-B 4.500% 05/01/27	250,000	260,497
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 4.500% 01/01/17	120,000	133,267
MT Fac Fin Auth Health Care Facs Rev (St Luke Health) 5.000% 01/01/22	600,000	648,228
MT Fac Fin Auth Glendive Med Ctr 4.500% 07/01/23	250,000	269,600
MT Fac Fin Auth Health Care Care Rev Kalispell Regl Med Ctr 4.500% 07/01/23	1,025,000	1,118,675
*MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.650% 07/01/24	1,365,000	1,488,969
MT Fac Fin Auth Health Care Facs Rev Kalispell Regl Med Ctr 4.750% 07/01/25	380,000	413,493
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.250% 06/01/30	535,000	595,573
MT Fac Fin Auth Health Care Facs Rev Master Ln PG-Comnty Med Ctr 5.125% 06/01/26	1,000,000	1,112,070
MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/19	175,000	194,994
*MT Fac Fin Auth Rev Prov Health & Svce 5.000% 10/01/22	1,500,000	1,622,640
MT Fac Fin Auth Rev Prov Health & Svce 4.800% 12/01/20	105,000	107,115
MT Fac Fin Auth Rev Sr Living St Johns Lutheran 6.125% 05/15/36	300,000	300,087
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/24	150,000	157,971
MT Fac Fin Auth Rev Benefis Health Sys 4.750% 01/01/25	275,000	288,678
MT Fac Fin Auth Sisters of Charity Leavenworth 4.750% 01/01/40	1,000,000	1,062,530
MT Fac Fin Auth Sisters of Charity Leavenworth 4.000% 01/01/19	75,000	81,686
MT Fac Fin Auth Sisters of Charity of Leavenworth 4.500% 01/01/24	1,120,000	1,202,096
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.500% 01/01/25	575,000	652,821
MT Fac Fin Auth Health Care Hosp-Benefis Health Sys 5.750% 01/01/31	615,000	696,198
MT St Health Fac Auth Health Care Rev (St Hosp) 5.000% 06/01/22	600,000	601,854
MT St Health Fac Auth Health Care Rev (Big Horn Hosp - Hardin) 5.100% 02/01/18	300,000	300,183
*MT St Health Fac Auth Health Care Rev (Marcus Daly Mem) 6.000% 08/01/20	1,400,000	1,401,512
Yellowstone Cnty MT Health Care Lease Rev 5.000% 09/01/29	1,250,000	1,350,100
Yellowstone Cnty MT Health Care Lease Rev 5.250% 09/01/34	245,000	266,700
		17,027,415
Housing (5.1%)
MT Brd Hsg AMT Single Family Mtg Ser B 4.750% 12/01/27	70,000	70,386
MT Brd Hsg Single Family Mtg Ser B-2 4.850% 12/01/15	45,000	45,084
MT Brd Hsg Single Family Program 5.550% 06/01/33	85,000	85,069
MT Brd Hsg Single Family Program 5.050% 12/01/24	115,000	121,576
MT Brd Hsg Single Family Program 5.300% 12/01/29	510,000	536,816
MT Brd of Hsg Single Family Homeownership-A 4.700% 12/01/26	1,155,000	1,213,697
MT St Brd Hsg Single Family Homeownership-A 4.850% 06/01/28	350,000	369,292
MT Brd of Hsg AMT-Single Familiy Homeownership 3.850% 06/01/19	840,000	862,336
MT Brd Hsg Single Family Mtg Ser C2 4.850% 12/01/26	110,000	111,194
		3,415,450
Other Revenue (14.6%)
Anaconda Deer Lodge MT 4.125% 07/01/29	280,000	274,784
Billings MT Spl Impt Dist No 1385 7.000% 07/01/17	255,000	268,487
Billings MT Spl Impt Dist No 1369 & 1391 5.500% 07/01/26	300,000	311,424
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.550% 07/01/20	65,000	66,526
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.700% 07/01/21	70,000	71,768
Billings MT Pooled Spl Sidewalk Gutter & Alley 4.800% 07/01/22	70,000	71,687
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/17	390,000	404,110
Billings MT Spl Impt Dist Ref No 1360 4.000% 07/01/18	405,000	417,620
Bozeman MT Tax Increment Urban Renewal Rev Downtown Impt Dist 4.950% 07/01/28	200,000	205,162
Butte Silver Bow MT City & Cnty Tax Increment 5.000% 07/01/21	600,000	622,422
Gallatin Cnty MT Rural Impt Dist No 396 5.500% 07/01/25	600,000	624,426
Gallatin Cnty MT Rural Impt Dist No 396 6.000% 07/01/30	1,000,000	1,049,650
Great Falls MT Tax Increment Urban Renewal West BK Urban Renewal Dist-A 5.550% 07/01/29	275,000	307,945
Helena MT Ctfs Partn 4.625% 01/01/24	270,000	300,721
Helena MT Ctfs Partn 5.000% 01/01/29	175,000	192,232
Missoula MT Tax Increment Urban Renewal 5.125% 07/01/26	125,000	133,885
MT Fac Fin Auth Health Care Facs Rev (Cmnty Counsel & Correctl Svcs) 4.500% 10/01/22	470,000	509,076
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj 4.375% 10/01/20	285,000	306,902
MT Fac Fin Auth Health Care Facs Rev (Boyd Andrew Proj) 4.500% 10/01/22	215,000	232,875
MT St Health Fac Auth Health Care Rev (Lewis & Clark Office Proj) 5.100% 02/01/18	150,000	150,092
MT Health Facs Auth (Alternatives Inc) Prerelease Ctr. Rev 5.600% 10/01/17	655,000	656,520
MT Health Facs Auth (Boyd Andrew Prj) Pre Release Ctr 6.300% 10/01/20	795,000	796,797
PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	800,000	888,872
PR Sales Tax Fing Corp Sales Tax Rev 5.000% 08/01/26	750,000	821,348
Whitefish MT Tax Increment Urban Renewal Rev Emergency Svcs PJ Ref 4.625% 07/15/20	100,000	107,228
		9,792,559
Transportation (16.0%)
Billings MT Arpt Rev 4.500% 07/01/18	800,000	859,960
Billings MT Arpt Rev 4.750% 07/01/19	350,000	377,843
Billings MT Arpt Rev 5.000% 07/01/20	235,000	254,625
Madison Cnty MT Rural Impt Dist 5.500% 07/01/25	770,000	812,258
Madison Cnty MT Rural Impt Dist 6.000% 07/01/30	1,000,000	1,051,460
Missoula MT Spl Assmt Pooled Spl Sidewalk Curb 4.750% 07/01/27	200,000	209,234
Missoula MT Spl Assmt Sidewalk Curb 6.000% 07/01/30	200,000	216,346
Missoula MT Spl Impt Dists #540 4.600% 07/01/24	100,000	101,679
Missoula MT Spl Impt Dists #540 4.600% 07/01/25	105,000	106,493
Missoula MT Spl Impt Dists No 541 5.400% 07/01/29	370,000	411,392
Missoula MT Spl Impt Dists No 548 4.000% 07/01/19	190,000	202,774
Missoula MT Spl Impt Dists No 548 4.625% 07/01/23	240,000	256,963
Missoula MT Spl Impt Dists No 548 5.250% 07/01/27	240,000	260,376
Missoula MT Spl Impt Dists No 548 5.500% 07/01/31	235,000	254,089
MT St Dept Transn Rev Grant Antic Hwy 93 5.000% 06/01/22	350,000	401,237
MT St Dept of Transportation Rev Ref 5.000% 6/1/20	1,575,000	1,922,066
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	205,000	205,053
PR Comwlth Hwy & Transn Auth Hwy Rev 5.500% 07/01/20	165,000	214,596
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	295,000	312,783
PR Comwlth Hwy & Transn Auth Hwy Rev 5.500% 07/01/20	105,000	117,290
PR Comwlth Hwy & Transn Auth Hwy Rev 6.250% 07/01/21	500,000	591,810
PR Comwlth Hwy & Transn Auth Transn Rev 5.500% 07/01/29	370,000	408,047
PR Comwlth Hwy & Transn Auth Transn Rev 5.000% 07/01/26	300,000	305,955
PR Comwlth Hwy & Transn Auth Transn Rev 5.500% 07/01/23	750,000	832,365
		10,686,694
Utilities (8.6%)
Dillon MT Wtr & Swr Sys Rev 4.000% 08/01/41	675,000	702,621
*Forsyth MT Pollution Ctl Rev Ref Northwestern Corp Colstrip 4.650% 08/01/23	1,800,000	1,926,036
Livingston MT Swr Sys Rev 3.000% 7/1/25	385,000	388,442
Livingston MT Swr Sys Rev 3.100% 7/1/26	100,000	100,817
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/28	1,000,000	1,035,780
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/22	725,000	810,499
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/25	750,000	778,778
		5,742,973

TOTAL MUNICPAL BONDS (COST: $62,593,016)		$65,781,753

SHORT-TERM SECURITIES (0.5%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (COST: $305,143)	305,143	$305,143

TOTAL INVESTMENTS IN SECURITIES (COST: $62,898,159) (98.8%)		$66,086,896
OTHER ASSETS LESS LIABILITIES (1.2%)		821,593

NET ASSETS (100.0%)		$66,908,489

^Variable rate security; rate shown represents rate as of June 29, 2012.
*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

PORTFOLIO MARKET SECTORS June 29, 2012 (unaudited)

Health Care	17.6%
Other Revenue	17.3%
General Obligation	16.1%
Education	13.3%
Utilities	12.7%
Housing	12.4%
Transportation	5.9%
Cash Equivalents and Other	4.7%
100.0%

Market sectors are breakdowns of the Fund's portfolio holdings into specific investment classes.

These percentages are based on net assets and are subject to change.

SCHEDULE OF INVESTMENTS June 29, 2012 (unaudited)

	Principal Amount	Fair Value
MUNICIPAL BONDS (95.3%)

Education (13.3%)
Barnes Cnty ND North Public Sch Dist Bldg Auth Lease Rev 4.000% 05/01/22	$250,000	$251,207
Fargo ND Sch Dist Bldg Auth Lease Rev Ref 4.000% 05/01/20	250,000	271,145
Fargo ND Univ Facs Revenue Ref-NDSU Dev Fndtn Proj 3.000% 12/01/21	420,000	436,922
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.000% 08/01/18	175,000	181,496
*ND St Brd Hghr Ed Student Svcs Facs Rev MSU 5.500% 08/01/23	125,000	128,801
ND St Brd Higher Ed Rev Hsg & Aux - BSC 4.750% 05/01/19	100,000	101,172
ND St Brd Higher Ed Rev Hsg & Aux - BSC 5.350% 05/01/30	500,000	500,085
ND St Brd Higher Ed (ND St Univ Hsg & Aux Facs) 5.000% 04/01/27	250,000	274,197
ND St Brd Higher Ed 5.000% 04/01/25	160,000	178,722
PR Facs Fing Auth High Ed Rev Inter Amern Univ of PR Proj 5.000% 10/01/22	500,000	501,155
Univ of PR 5.000% 06/01/17	450,000	476,928
		3,301,830
General Obligation (16.1%)
Fargo ND Ref & Impt-Ser C 4.000% 05/01/32	250,000	263,542
Fargo ND Ref & Impt-Ser A 4.000% 05/01/23	1,000,000	1,117,910
Fargo ND Pub Sch Dist No 1 Ltd Tax 4.500% 05/01/21	250,000	267,733
Fargo ND Pub Sch Dist No 1 Ltd Tax 5.000% 05/01/23	200,000	222,576
Grand Forks ND Ref Impt 5.000% 12/01/24	100,000	101,051
Grand Forks ND Pub Bldg 4.625% 12/01/26	350,000	380,198
*Minot ND (Hwy Bonds) GO 5.000% 10/01/23	555,000	558,785
Minot ND Wtr & Swr Util Resv Rev 5.250% 10/01/22	200,000	224,398
Minot ND Wtr & Swr Util Resv Rev 5.375% 10/01/23	250,000	283,885
*West Fargo ND Pub Sch Dist No 6 4.000% 05/01/23	500,000	556,440
		3,976,518
Health Care (17.6%)
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr 5.000% 07/01/22	300,000	336,072
Burleigh Cnty ND Health Care Rev Ref St Alexius Med Ctr 4.500% 07/01/32	250,000	252,402
Burleigh Cnty ND Mun Indl Dev Act Rev Ref MO Slope Luth Care Ctr 5.050% 11/01/18	125,000	124,356
Fargo ND Health Sys 5.500% 11/01/20	500,000	582,855
Fargo ND Health Sys 6.000% 11/01/28	500,000	588,625
Grand Forks ND Hlth Care Sys Revenue Altru Hlth Sys 5.000% 12/01/22	500,000	547,650
Grand Forks ND Nursing Fac 7.250% 11/01/29	300,000	324,114
Langdon ND Health Care Facs Rev Cavalier Cnty Mem Hosp 6.200% 01/01/25	155,000	163,342
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.250% 07/01/15	385,000	415,569
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/25	500,000	512,250
Ward Cnty ND Health Care Fac Rev Trinity Obligated Group 5.125% 07/01/29	500,000	503,315
		4,350,550
Housing (12.4%)
ND St Hsg Fin Agy 4.450% 01/01/25	1,170,000	1,239,159
ND Pub Fin Auth McVille & Drayton Obl Grp 4.500% 06/01/26	400,000	435,216
ND St Hsg Fin Agy 5.400% 07/01/23	525,000	548,814
ND Hsg Fin Agy Mtg Rev Hsg Fin Pg 5.650% 07/01/28	35,000	36,419
*ND (HFA) Hsg Fin Rev 5.200% 07/01/22	570,000	586,553
ND Hsg Fin Agy 5.150% 07/01/23	215,000	225,045
		3,071,206
Other Revenue (17.3%)
Fargo ND Bldg Auth Lease Rev 5.000% 05/01/20	50,000	50,057
Grand Forks Cnty ND Bldg Auth Lease Rev 5.000% 12/01/20	200,000	213,066
Grand Forks ND Mosquito Ctl Rev 4.750% 09/01/24	100,000	107,004
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/20	150,000	161,136
ND Pub Fin Auth AMT Indl Dev Prog 5.000% 06/01/31	240,000	246,828
ND Pub Fin Auth St Revolving Fund 5.500% 10/01/27	250,000	292,378
ND Pub Fin Auth Indl Dev Prog 6.000% 06/01/34	200,000	226,854
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/24	240,000	288,343
ND Pub Fin Auth St Revolving FD Prog Ser A 5.000% 10/01/23	165,000	200,741
*ND Bldg Auth Lease Rev 5.000% 12/01/22	1,020,000	1,087,565
PR Comwlth Infrastructure Fing Auth Spl Tax Rev Ser A 5.500% 07/01/28	135,000	148,815
PR Pub Bldgs Auth Govt Fac Rev Gtd 5.500% 07/01/23	200,000	211,146
PR Sales Tax Fin Corp Sales Tax Rev First Sub-Ser A 5.000% 08/01/24	400,000	444,436
PR Sales Tax Fing Corp Sales Tax Rev 5.000% 08/01/26	150,000	164,269
Williams Cnty ND Sales Tax Rev 5.000% 11/01/21	100,000	102,888
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	75,000	75,433
Williams Cnty ND Sales Tax Rev 5.000% 11/01/31	250,000	251,442
		4,272,401
Transportation (5.9%)
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 4.600% 06/01/24	350,000	390,593
Grand Forks ND Regl Arpt Auth Arpt Rev Ser A 5.000% 06/01/29	500,000	556,310
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	210,000	210,055
PR Comwlth Hwy & Transn Auth Hwy Rev 4.950% 07/01/26	290,000	307,481
		1,464,439
Utilities (12.7%)
Bismarck ND Wtr Revenue 2.500% 04/01/21	500,000	509,390
*Mclean Cnty ND Solid Waste Facs Rev Great River Energy 4.875% 07/01/26	950,000	1,043,955
ND St Wtr Commn Rev Wtr Dev & Mgmt Prog 5.000% 08/01/25	500,000	536,955
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/23	600,000	629,466
PR Elec Pwr Auth Pwr Rev 5.000% 07/01/26	250,000	258,585
South Central Regl Wtr Dist Util Sys Rev Ref - Northern Burleigh Cnty ND 5.000% 10/01/23	150,000	156,695
		3,135,046

TOTAL MUNICPAL BONDS (COST: $22,405,320)		$23,571,990

SHORT-TERM SECURITIES (5.4%)	Shares
^Wells Fargo Advantage National Tax-Free Money Market Fund 0.010% (Cost: $1,332,521)	1,332,521	$1,332,521

TOTAL INVESTMENTS IN SECURITIES (COST: $23,737,841) (100.7%)		$24,904,511
LIABILITIES IN EXCESS OF OTHER ASSETS (0.7%)		(160,440)

NET ASSETS (100.0%)		$24,744,071

^Variable rate security; rate shown represents rate as of June 29, 2012.
*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities June 29, 2012 (unaudited)

	Tax-Free Fund for MT	Tax-Free Fund for ND
ASSETS
Investments in securities, at value (cost: $62,898,159 and $23,737,841, respectively)	$66,086,896	$24,904,511
Receivable for Fund shares sold	168,299	65,000
Accrued dividends receivable	22	10
Accrued interest receivable	990,244	312,540
Prepaid expenses	4,131	2,470
Total assets	$67,249,592	$25,284,531

LIABILITIES
Payable for securities purchased	$0	$497,727
Payable for Fund shares redeemed	181,063	0
Trustees' fees payable	1,991	744
Payable to affiliates	54,460	19,061
Accrued expenses	13,643	7,114
Disbursements in excess of demand deposit cash	89,946	15,814
Total liabilities	$341,103	$540,460

NET ASSETS	$66,908,489	$24,744,071

NET ASSETS ARE REPRESENTED BY:
Capital stock outstanding, $.001 par value, unlimited shares authorized	$64,789,367	$24,175,244
Accumulated undistributed net realized gain (loss) on investments	(1,076,113)	(606,667)
Accumulated undistributed net investment income (loss)	6,498	8,824
Unrealized appreciation (depreciation) on investments	3,188,737	1,166,670

NET ASSETS	$66,908,489	$24,744,071

Shares outstanding	6,443,590	2,348,164
Net asset value per share*	$10.38	$10.54
Public offering price (sales charge of 3.75% and 3.75%, respectively)	$10.78	$10.95

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Operations For the six months ended June 29, 2012 (unaudited)

Statement of Operations

	Tax-Free Fund for MT	Tax-Free Fund for ND
INVESTMENT INCOME
Interest	$1,299,303	$498,438
Dividends	416	91
Total investment income	$1,299,719	$498,529

EXPENSES
Investment advisory fees	$153,354	$57,153
Distribution (12b-1) fees	76,677	28,577
Transfer agent fees	42,939	16,003
Administrative service fees	54,873	27,936
Professional fees	6,260	3,132
Reports to shareholders	1,590	903
License, fees, and registrations	3,862	2,372
Audit fees	6,102	2,176
Trustees' fees	1,991	744
Transfer agent out-of-pockets	917	951
Custodian fees	4,051	1,986
Legal fees	3,088	1,151
Insurance expense	758	326
Total expenses	$356,462	$143,410
Less expenses waived or reimbursed	(59,881)	(32,879)
Total net expenses	$296,581	$110,531

NET INVESTMENT INCOME (LOSS)	$1,003,138	$387,998

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$5,246	$59,539
Net change in unrealized appreciation (depreciation) of investments	321,601	29,858
Net realized and unrealized gain (loss) on investments	$326,847	$89,397

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,329,985	$477,395

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the six months ended June 29, 2012 (unaudited)

	Tax-Free Fund for MT	Tax-Free Fund for ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,003,138	$387,998
Net realized gain (loss) from investment transactions	5,246	59,539
Net change in unrealized appreciation (depreciation) on investments	321,601	29,858
Net increase (decrease) in net assets resulting from operations	$1,329,985	$477,395

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,001,778)	$(386,203)
Total distributions	$(1,001,778)	$(386,203)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$11,698,101	$3,928,964
Proceeds from reinvested dividends	725,214	293,118
Cost of shares redeemed	(2,338,787)	(1,094,199)
Net increase (decrease) in net assets resulting from capital share transactions	$10,084,528	$3,127,883

TOTAL INCREASE (DECREASE) IN NET ASSETS	$10,412,735	$3,219,075
NET ASSETS, BEGINNING OF PERIOD	$56,495,754	$21,524,996
NET ASSETS, END OF PERIOD	$66,908,489	$24,744,071

Accumulated undistributed net investment income	$6,498	$8,824

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets For the year ended December 30, 2011

	Tax-Free Fund for MT	Tax-Free Fund for ND
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,893,120	$771,512
Net realized gain (loss) from investment transactions	(135,607)	(33,344)
Net change in unrealized appreciation (depreciation) on investments	3,738,885	1,331,521
Net increase (decrease) in net assets resulting from operations	$5,496,398	$2,069,689

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	$(1,890,504)	$(768,237)
Total distributions	$(1,890,504)	$(768,237)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$12,525,949	$2,859,943
Proceeds from reinvested dividends	1,359,494	587,639
Cost of shares redeemed	(4,554,201)	(2,490,195)
Net increase (decrease) in net assets resulting from capital share transactions	$9,331,242	$957,387

TOTAL INCREASE (DECREASE) IN NET ASSETS	$12,937,136	$2,258,839
NET ASSETS, BEGINNING OF PERIOD	$43,558,618	$19,266,157
NET ASSETS, END OF PERIOD	$56,495,754	$21,524,996

Accumulated undistributed net investment income	$5,137	$7,029

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: Organization

Viking Mutual Funds (the "Trust") was organized as a Delaware business trust on March 30, 1999 and commenced operations on August 3, 1999. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company and consists of two series (the "Funds").

The Viking Tax-Free Fund for Montana ("Tax-Free Fund for MT") and Viking Tax-Free Fund for North Dakota ("Tax-Free Fund for ND"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital.

NOTE 2: Summary of Significant Accounting Policies

Investment security valuation—Securities for which quotations are not readily available are valued using a matrix system at fair value as determined by Integrity Fund Services, LLC ("Integrity Fund Services" or "IFS"). The matrix system has been developed based on procedures approved by the Board of Trustees and includes consideration of the following: yields or prices of municipal bonds of comparable quality; type of issue, coupon, maturity, and rating; indications as to value from dealers; and general market conditions. Because the market value of securities can only be established by agreement between parties in a sales transaction, and because of the uncertainty inherent in the valuation process, the fair values as determined may differ from the values that would have been used had a ready market for the securities existed. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at the investment company's net asset value per share. Refer to Note 3 for further disclosures related to the inputs used to value the Funds' investments.

When-issued securities—The Funds may purchase securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities purchased on a when-issued basis are identified as such in the Funds' Schedule of Investments. With respect to purchase commitments, the Funds identify securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Contingent deferred sales charge—In the case of investments of $1 million or more, a 1.00% contingent deferred sales charge "CDSC" may be assessed on shares of Tax-Free Fund for MT and Tax-Free Fund for ND if redeemed within 24 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes—Each Fund is a separate taxpayer for federal income tax purposes. Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

As of and during the year ended December 31, 2011, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for the tax years before 2008.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities. Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Premiums and discounts—Premiums and discounts on municipal securities are accreted and amortized for financial reporting purposes.

Security transactions, investment income, expenses and distributions—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the first in, first out basis unless specifically identified. Interest income and estimated expenses are accrued daily. The Funds declare dividends from net investment income daily and pay such dividends monthly. Capital gains, when available, are distributed at least annually. Dividends are reinvested in additional shares of the Funds at net asset value or paid in cash. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment of market discount. In addition, other amounts have been reclassified within the composition of net assets to more appropriately conform financial accounting to tax basis treatment.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Common expenses—Common expenses of the Trust are allocated among the Funds within the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Reporting period end date—For financial reporting purposes, the last day of the reporting period will be the last business day of the month.

NOTE 3: Fair Value Measurements

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 inputs are based on significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used to value the Funds' investments as of June 29, 2012:

		Level 1	Level 2	Level 3	Total
Tax-Free	Short Term Securities	$305,143	$0	$0	$305,143
Fund for MT	Municipal Bonds	0	65,781,753	0	65,781,753
	Total	$305,143	$65,781,753	$0	$66,086,896

Tax-Free	Short Term Securities	$1,332,521	$0	$0	$1,332,521
Fund for ND	Municipal Bonds	0	23,571,990	0	23,571,990
	Total	$1,332,521	$23,571,990	$0	$24,904,511

See schedule of investments for a list of holdings. The Funds did not hold any Level 3 assets during the six months ended June 29, 2012. There were no transfers into or out of Level 1 or Level 2 during the six months ended June 29, 2012. The Funds consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period. The Funds did not hold any derivative instruments at any time during the six months ended June 29, 2012.

NOTE 4: Investment Transactions

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 29, 2012, were as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Purchases	$14,370,034	$3,947,045
Sales	$2,035,000	$1,660,000

NOTE 5: Capital Share Transactions

Transactions in capital shares were as follows:

	Tax-Free Fund for MT		Tax-Free Fund for ND
	Six Months Ended 6/29/12	Year Ended 12/30/11	Six Months Ended 6/29/12	Year Ended 12/30/11
Shares sold	1,125,147	1,264,724	372,722	283,042
Shares issued on reinvestment of dividends	69,658	136,755	27,741	58,011
Shares redeemed	(224,839)	(457,603)	(103,625)	(246,756)
Net increase (decrease)	969,966	943,876	296,838	94,297

NOTE 6: Income Tax Information

At June 29, 2012, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Investments at cost	$62,891,661	$23,729,017
Unrealized appreciation	$3,281,459	$1,201,907
Unrealized depreciation	(86,224)	(26,413)
Net unrealized appreciation (depreciation)	$3,195,235*	$1,175,494*

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

The tax character of distributions paid was as follows:

	Tax-Free Fund for MT		Tax-Free Fund for ND
	Six Months Ended 6/29/12	Year Ended 12/30/11	Six Months Ended 6/29/12	Year Ended 12/30/11
Tax-exempt income	$1,001,778	$1,890,504	$386,203	$768,237

As of June 29, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Accumulated capital and other losses	($1,076,113)	($606,667)
Unrealized appreciation/(depreciation)	3,195,235*	1,175,494*
Total accumulated earnings/(deficit)	$2,119,122	$568,827

*	Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of market discount.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 ("Act"), funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period of time. The short-term and long-term character of such losses are retained rather than being treated as short-term as under previous law. Pre-enactment losses are eligible to be carried forward for a maximum period of eight years. Pursuant to the Act, post-enactment capital losses must be utilized before pre-enactment capital losses. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. The Funds' capital loss carryforward amounts as of December 30, 2011 are as follows:

	Tax-Free Fund for MT	Tax-Free Fund for ND
Expires in 2012	$607,751	$459,554
Expires in 2013	$50,681	$16,196
Expires in 2014	$51,062	$38,426
Expires in 2015	$56,897	$0
Expires in 2016	$72,824	$44,995
Expires in 2018	$106,551	$75,200
Non-expiring short-term losses	$0	$31,835
Non-expiring long-term losses	$135,593	$0
Total Capital Loss Carryforwards	$1,081,359	$666,206

For the year ended December 30, 2011, the Tax-Free Fund for MT and Tax-Free Fund for ND made permanent reclassifications of $845,562 and $1,089,267, respectively, due to capital loss carryforward expirations.

NOTE 7: Investment Advisory Fees and Other Transactions with Affiliates

Viking Fund Management ("VFM"), the Funds' investment adviser; Integrity Funds Distributor, LLC ("Integrity Funds Distributor" or "IFD"), the Funds' underwriter; and Integrity Fund Services, the Funds' transfer, accounting, and administrative services agent; are subsidiaries of Corridor Investors, LLC ("Corridor Investors" or "Corridor"), the Funds' sponsor. A Trustee of the Funds is also a Governor of Corridor.

VFM provides investment advisory and management services to the Funds. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.50% of each Funds' average daily net assets. Under the terms of the Advisory Agreement, VFM has contractually agreed to pay all the expenses of the Funds (other than extraordinary or non-recurring expenses and acquired fund fees and expenses) until April 29, 2013 so that the net annual operating expenses do not exceed 0.98%. After this date, the expense limitations may be terminated or revised. VFM and affiliated service providers may also voluntarily waive fees or reimburse expenses not required under the advisory or other contracts from time to time. Accordingly, after voluntary waivers and reimbursements, the expenses were at an annual rate of 0.97% of average daily net assets for the six months ended June 29, 2012. VFM and the affiliated service providers have agreed to voluntarily waive the affiliated service provider's fees before voluntarily or contractually waiving VFM's management fee. An expense limitation lowers expense ratios and increases returns to investors. Certain Officers of the Funds are also Officers and Governors of VFM.

	Six Months Ended 6/29/12	Payable 6/29/12
	Advisory Fees	Advisory Fees
Tax-Free Fund for MT	$153,354	$26,620
Tax-Free Fund for ND	$57,153	$9,883

IFD serves as the principal underwriter for the Funds and receives sales charges deducted from sales proceeds and CDSC from applicable redemptions. Also, the Funds have adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act. Distribution plans permit the Funds to reimburse its principal underwriter for costs related to selling shares of the Funds and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Funds, are paid by shareholders through expenses called "Distribution Plan expenses." The Funds currently pay an annual distribution fee of up to 0.25% of the average daily net assets. Certain Officers of the Funds are also Officers and Governors of IFD.

	Six Months Ended 6/29/12			Payable 6/29/12
	Sales Charges	CDSC	Distribution Fees	Sales Charges	CDSC	Distribution Fees
Tax-Free Fund for MT	$321,800	$0	$76,677	$6,914	$0	$13,310
Tax-Free Fund for ND	$69,373	$0	$28,576	$1,950	$0	$4,942

IFS acts as the Funds' transfer agent for a monthly variable fee equal to 0.14% of the average daily net assets on an annual basis for the first $0 to $200 million and at a lower rate in excess of $200 million plus reimbursement of out-of-pocket expenses. IFS also acts as the Funds' administrative services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.14% of the Funds' average daily net assets on an annual basis for the first $0 to $200 million and at a lower rate in excess of $200 million plus reimbursement of out-of-pocket expenses. Certain Officers of the Fund are also Officers and Governors of IFS.

	Six Months Ended 6/29/12				Payable 6/29/12
	Transfer Agency Fees*	Transfer Agency Fees Waived	Admin. Service Fees*	Admin. Service Fees Waived	Transfer Agency Fees*	Admin. Service Fees*
Tax-Free Fund for MT	$17,579	$26,277	$21,269	$33,604	$3,497	$4,119
Tax-Free Fund for ND	$4,986	$11,968	$7,025	$20,911	$927	$1,359
* After waivers.

NOTE 8: Principal Risks

The Funds invest primarily in municipal securities from a specific state. Each Fund is therefore more susceptible to political, economic, legislative, or regulatory factors adversely affecting issuers of municipal securities in its respective state. Interest rate risk is the risk that bond prices will decline in value because of changes in interest rates. There is normally an inverse relationship between the fair value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the average maturity of each Fund's portfolio, the greater its interest rate risk.

VIKING TAX-FREE FUND FOR MONTANA

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 6/29/12#	Year Ended 12/30/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
NET ASSET VALUE, BEGINNING OF PERIOD	$10.32	$9.62	$9.81	$9.12	$9.96	$10.06

Income (loss) from investment operations:
Net investment income (loss)	$0.17	$0.38	$0.38	$0.39	$0.39	$0.39
Net realized and unrealized gain (loss) on investments	0.06	0.70	(0.19)	0.69	(0.84)	(0.10)
Total from investment operations	$0.23	$1.08	$0.19	$1.08	$(0.45)	$0.29

Less Distributions:
Dividends from net investment income	$(0.17)	$(0.38)	$(0.38)	$(0.39)	$(0.39)	$(0.39)
Total distributions	$(0.17)	$(0.38)	$(0.38)	$(0.39)	$(0.39)	$(0.39)

NET ASSET VALUE, END OF PERIOD	$10.38	$10.32	$9.62	$9.81	$9.12	$9.96

Total Return[1]	4.50%*	11.46%	1.93%	11.97%	(4.66%)	2.96%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$66,908	$56,496	$43,559	$35,789	$10,586	$9,899
Ratio of expenses to average net assets after waivers[2,3]	0.97%*	0.96%	0.96%	0.92%	0.85%	0.76%
Ratio of expenses to average net assets before waivers[3]	1.16%*	1.24%	1.35%	1.31%	1.10%	1.11%
Ratio of net investment income to average net assets[2,3]	3.27%*	3.83%	3.87%	3.98%	4.03%	3.91%
Portfolio turnover rate	3.45%	12.64%	25.34%	11.14%	14.34%	26.57%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[3]	Average net assets was calculated using a 360-day period.

*	Annualized.

#	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 6/29/12#	Year Ended 12/30/11	Year Ended 12/31/10	Year Ended 12/31/09	Year Ended 12/31/08	Year Ended 12/31/07
NET ASSET VALUE, BEGINNING OF PERIOD	$10.49	$9.84	$10.07	$9.22	$10.10	$10.22

Income (loss) from investment operations:
Net investment income (loss)	$0.18	$0.38	$0.38	$0.40	$0.40	$0.40
Net realized and unrealized gain (loss) on investments	0.05	0.65	(0.23)	0.85	(0.88)	(0.12)
Total from investment operations	$0.23	$1.03	$0.15	$1.25	$(0.48)	$0.28

Less Distributions:
Dividends from net investment income	$(0.18)	$(0.38)	$(0.38)	$(0.40)	$(0.40)	$(0.40)
Total distributions	$(0.18)	$(0.38)	$(0.38)	$(0.40)	$(0.40)	$(0.40)

NET ASSET VALUE, END OF PERIOD	$10.54	$10.49	$9.84	$10.07	$9.22	$10.10

Total Return[1]	4.40%*	10.72%	1.48%	13.77%	(4.89%)	2.77%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$24,744	$21,525	$19,266	$18,173	$5,054	$5,652
Ratio of expenses to average net assets after waivers[2,3]	0.97%*	0.96%	0.96%	0.92%	0.85%	0.77%
Ratio of expenses to average net assets before waivers[3]	1.25%*	1.34%	1.42%	1.49%	1.21%	1.20%
Ratio of net investment income to average net assets[2,3]	3.39%*	3.81%	3.79%	3.94%	4.10%	3.92%
Portfolio turnover rate	7.36%	22.63%	29.47%	52.28%	30.91%	28.12%

[1]	Excludes any applicable sales charge.

[2]	This row reflects the impact, if any, of fee waivers or reimbursements by the Adviser and/or affiliated service providers.

[3]	Average net assets was calculated using a 360-day period.

*	Annualized.

#	Unaudited.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the one-half year period shown below and held for the entire one-half year period.

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/30/11	Ending Account Value 6/29/12	Expenses Paid During Period*	Annualized Expense Ratio

Viking Tax-Free Fund for Montana
Actual	$1,000.00	$1,022.31	$4.88	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.97	$4.87	0.97%

Viking Tax-Free Fund for North Dakota
Actual	$1,000.00	$1,021.81	$4.88	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.97	$4.87	0.97%

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the one-half year period, and divided by the total number of days in the fiscal year (to reflect the one-half year period).

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' website at www.integrityvikingfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of their second and fourth fiscal quarters, the Funds provide a complete schedule of portfolio holdings in their semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Funds. The Funds also file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Funds' Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090. You may also access this information from the Funds' website at www.integrityvikingfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, LLC PO Box 500 Minot, ND 58702 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, LLC PO Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce their expenses, the Funds may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor at 800-276-1262 or contact your financial institution. Integrity Funds Distributor will begin sending you individual copies 30 days after receiving your request.

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Equity Funds
Williston Basin/Mid-North America Stock Fund
Integrity Dividend Harvest Fund
Integrity Growth & Income Fund

Corporate Bond Fund
Integrity High Income Fund

Specialty Fund
Integrity Fund of Funds

State-Specific Tax-Exempt Bond Funds
Viking Tax-Free Fund for North Dakota
Viking Tax-Free Fund for Montana
Kansas Municipal Fund
Kansas Insured Intermediate Fund
Maine Municipal Fund
Nebraska Municipal Fund
New Hampshire Municipal Fund
Oklahoma Municipal Fund

Integrity Viking Funds are sold by prospectus only. An investor should consider the investment objectives, risks, and charges and expenses of the investment company carefully before investing. The prospectus contains this and other information about the investment company. You may obtain a prospectus at no cost from your financial adviser or at www.integrityvikingfunds.com. Please read the prospectus carefully before investing.

Item 2. CODE OF ETHICS.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6. INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees in the last fiscal half-year.

Item 11. CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's principal executive officer and principal financial officer who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

	(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Viking Mutual Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

August 28, 2012

By: /s/ Adam Forthun
Adam Forthun
Treasurer

August 28, 2012